CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Share-based compensation expenses	₽ 9,855	$ 125.0	₽ 6,552	₽ 4,193
Cost of revenues
Share-based compensation expenses	293	3.7	180	178
Product development
Share-based compensation expenses	6,294	79.8	4,450	2,477
Sales, general and administrative
Share-based compensation expenses	₽ 3,268	$ 41.5	₽ 1,922	₽ 1,538